Assets Held For Sale And Derecognition Of Asset (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of Book Value of Plants in Assets Held for Sale Group

The breakdown of assets classified as held for sale, measured at book value, is as follows:

	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Intangible Assets – Plants	-	20
Financial assets – Generation – Concession grant fee	-	37
	-	57

Cemig GT [Member]
IfrsStatementLineItems [Line Items]
Schedule of Conclusion of the Transaction Cost Recognized the Following Accounting Effects

Total sales price	52
Value of the asset held for sale until the closing of the transaction	(64)
Capital loss on derecognition of asset	(12)